Segmented Information - Assets and Liabilities by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total general fund assets	$ 180,229	$ 168,765
Investments for account of segregated fund holders	116,973	103,062
Total general fund liabilities	155,721	144,195
Consolidation adjustments
Disclosure of operating segments [line items]
Total general fund assets	(272)	(217)
Investments for account of segregated fund holders	0	0
Total general fund liabilities	(272)	(217)
Canada | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	94,909	86,697
Investments for account of segregated fund holders	98,758	85,885
Total general fund liabilities	86,847	78,946
SLF U.S. | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	34,711	34,584
Investments for account of segregated fund holders	514	491
Total general fund liabilities	31,044	30,671
Asset Management
Disclosure of operating segments [line items]
Total general fund assets	5,666	4,468
Investments for account of segregated fund holders	0	0
Asset Management | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	5,666	4,468
Investments for account of segregated fund holders	0	0
Total general fund liabilities	4,250	2,396
SLF Asia | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	31,285	28,855
Investments for account of segregated fund holders	6,675	6,173
Total general fund liabilities	25,750	23,692
Corporate
Disclosure of operating segments [line items]
Total general fund assets	13,930	14,378
Investments for account of segregated fund holders	11,026	10,513
Corporate | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	13,930	14,378
Investments for account of segregated fund holders	11,026	10,513
Total general fund liabilities	$ 8,102	$ 8,707